Schedule of Components of Income Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ 543,944
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	4,204
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	(105,440)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	3,761,084
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(4,603,763)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	1,836,585
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	4,305,028
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	(4,599,559)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	$ 1,731,145